Property and Equipment and Intangible Assets - FCC Authorizations (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2020
Capitalized interest	$ 440	$ 440	$ 1,071	$ 481
FCC authorizations		611,794	637,346		$ 611,794
FCC Authorizations
Capitalized interest			1,552
FCC authorizations		611,794	637,346
DBS Licenses | FCC Authorizations
FCC authorizations		$ 611,794	611,794
MVDDS Licenses | FCC Authorizations
FCC authorizations			$ 24,000